SUPPLEMENTARY CASH FLOW DETAILS (Tables)	12 Months Ended
Dec. 31, 2022
Cash Flow Statement [Abstract]
Disclosure of Adjustments For and Changes In Non-Cash Working Capital
The details of the adjustments for non-cash items from continuing operations presented in operating activities of the cash flow statement are shown below:

(in thousands of U.S. dollars)
For the years ended December 31	2022	2021

Fair value gain on rental properties (Note 6)	$(858,987)	$(990,575)
Fair value loss (gain) on Canadian development properties (Note 9)	440	(10,098)
Fair value (gain) loss on derivative financial instruments and other liabilities (Note 21)	(184,809)	220,177
Income from investments in U.S. residential developments (Note 10)	(16,897)	(31,726)
Income from equity-accounted investments in multi-family rental properties (Note 7)	(1,550)	(2,255)
Income from equity-accounted investments in Canadian residential developments (Note 8)	(11,198)	(8,200)
Gain on Bryson MPC Holdings LLC disposition (Note 17)	(5,060)	—
Loss on debt modification and extinguishment (Notes 19, 22)	6,816	3,497
Amortization and depreciation expense (Notes 24, 25)	15,608	12,129
Deferred income taxes (Note 14)	189,179	219,137
Net change in fair value of limited partners’ interests in single-family rental business (Note 26)	297,381	185,921
Amortization of debt discount and financing costs (Note 22)	18,116	15,603
Interest on lease obligation (Note 22)	1,168	968
Long-term incentive plan (Note 31)	17,015	14,093
Annual incentive plan (Note 31)	27,201	32,228
Performance fees expense (Note 32)	35,854	42,272
Unrealized foreign exchange gain	(4,238)	(4,850)
Adjustments for non-cash items from continuing operations	$(473,961)	$(301,679)

The following table presents the changes in non-cash working capital items from continuing operations for the periods ended December 31, 2022 and December 31, 2021.

(in thousands of U.S. dollars)
For the years ended December 31	2022	2021

Amounts receivable(1)	$(4,993)	$(15,989)
Prepaid expenses and deposits	(4,574)	(19,287)
Resident security deposits	23,079	11,628
Amounts payable and accrued liabilities(1)	48,169	4,664
Deduct non-cash working capital items from discontinued operations	(43,114)	(29,890)
Changes in non-cash working capital items from continuing operations	$18,567	$(48,874)
(1) The movement in non-cash working capital for the year ended December 31, 2022 excludes $21,591 of assets and $12,850 of liabilities related to Bryson MPC Holdings LLC, which was sold on September 1, 2022 (Note 17).